Goodwill (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill [Text Block]
The changes in the carrying amount of goodwill for the fiscal years ended March 31, 2013 and 2014 were as follows:

	For the year ended March 31,
	2013			2014
	Gross	Accumulated impairment	Net	Gross	Accumulated impairment	Net
	US$	US$	US$	US$	US$	US$
As at beginning of the year	10,515,168	8,515,168	2,000,000	10,515,168	10,515,168	—
Impairment	—	2,000,000	2,000,000	—	—	—
As at end of the year	10,515,168	10,515,168	—	10,515,168	10,515,168	—